Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
Note 1 — Description of Organization and Business Operations
Brookline Capital Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated in Delaware and formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (“Business Combination”). The Company has identified Apexigen Inc. (“Apexigen) as its Business Combination target. Apexigen is an emerging growth life sciences company focused on discovering and developing innovative therapeutic antibodies against cancer.
As of March 31, 2022, the Company had not yet commenced operations. All activity for the period from May 27, 2020 (inception) through March 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and identifying a target Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The Company’s Sponsor is Brookline Capital Holdings, LLC, a Delaware limited liability company (the “Sponsor”), an affiliate of Brookline Capital Markets, a division of Arcadia Securities, LLC (“Brookline”). The registration statement for the Company’s Initial Public Offering was declared effective on January 28, 2021. On February 2, 2021, the Company consummated its Initial Public Offering of 5,750,000 units (the “Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), including 750,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $1.3 million.
Simultaneously with the closing of the Initial Public Offering, the Company consummated a private placement (“Private Placement”) of 247,000 private placement units (each, a “Private Placement Unit” and collectively, the “Private Placement Units”) at a price of $10.00 per unit to the Sponsor, generating proceeds of approximately $2.5 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, approximately $58.1 million ($10.10 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) in the United States maintained by Continental Stock Transfer & Trust Company, as trustee, and will be invested only in U.S “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders of Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). These Public Shares were recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the Business Combination is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with the Business Combination, the holders of the Founder Shares (as defined in Note 4) prior to this Initial Public Offering (the “Initial Stockholders”) have agreed to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of the Business Combination. In addition, the Initial Stockholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. The Company has agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.
Notwithstanding the foregoing, the Company’s Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the shares of common stock sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, executive officers, directors and director nominees agreed not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
In the Amended and Restated Certificate of Incorporation (as amended), if a Business Combination has not been consummated within 16 months from the closing of the Initial Public Offering, or June 2, 2022, or thereafter on a monthly basis up to November 2, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. On April 26, 2022, at the special meeting of stockholder to approve an amendment to the Amended and Restated Certificate of Incorporation (the “Extension Amendment”), stockholders elected to redeem 688,408 shares of Common Stock, which represents approximately 12% of the shares that were part of the units that were sold in the Company’s initial public offering. Following such redemptions, approximately $51.1 million remain in the trust account and 6,746,092 shares of Common Stock will remain issued and outstanding.
In connection with the Extension Amendment, the Sponsor, or its designees, has agreed to contribute to us as a loan of $0.033 for each public share that is not redeemed for each subsequent calendar month commencing on May 2, 2022, and on the 2nd day of each subsequent month, or portion thereof, that is needed by the Company to complete an initial Business Combination from May 2, 2022 until the end of the Combination Period (the “Additional Contributions”). The amount of the Additional Contributions will not bear interest and will be repayable by us to our Sponsor or its designees upon consummation of an initial Business Combination. Our Sponsor or its designees will have the sole discretion whether to continue extending for additional calendar months until the Extended Date and if our Sponsor determines not to continue extending for additional calendar months, its obligation to make Additional Contributions will terminate.
On May 2, 2022, the Company issued a non-convertible unsecured promissory note (the “Extension Note”) in the principal amount of $167,032.54 to our Sponsor. The Sponsor deposited such funds into the Trust Account. Also on May 2, 2022, the Company issued an additional convertible unsecured promissory note (the “Working Capital Note”) in the aggregate principal amount of $424,770.00 to the Sponsor. The Working Capital Note was issued to provide the Company with additional working capital during the extended period during which the Company must complete its initial business combination, and will not be deposited into the Trust Account. The Company issued the Working Capital Note in consideration for a loan from the Sponsor to fund the Company’s working capital requirements. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of our initial business combination. Upon such election, the Working Capital Note will convert, at a price of $10.00 per unit, into units identical to the private placement units issued in connection with the Company’s initial public offering.
The Initial Stockholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10 per share initially held in the Trust Account.
The Company will seek to have all third parties and any prospective target businesses enter into valid and enforceable agreements with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account. Nevertheless, there is no guarantee that vendors, service providers and prospective target businesses will execute such agreements. The Sponsor agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.10 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters in the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Sponsor may not be able to satisfy its indemnification obligations. Moreover, the Sponsor will not be liable to the Public Stockholders and instead will only have liability to the Company.
Proposed Business Combination
On March 17, 2022, the Company executed a Business Combination Agreement (the “Business Combination Agreement”), with Project Barolo Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Apexigen (the transactions contemplated by the Business Combination Agreement, the “Business Combination”).
Pursuant to the terms of the Business Combination Agreement, the Company will acquire Apexigen through the merger of Merger Sub with and into Apexigen, with Apexigen surviving the merger (the “Surviving Corporation”) as a wholly owned subsidiary of the Company (the “Merger”). At the effective time of the Merger (the “Effective Time”), each share of Apexigen capital stock, par value $0.001 per share (collectively, “Apexigen Capital Stock”), issued and outstanding immediately prior to the Effective Time (including shares of Apexigen Capital Stock issued upon the exercise or conversion of options, preferred stock, and warrants prior to the Effective Time, but excluding any shares for which appraisal rights have been exercised and perfected pursuant to the Business Combination Agreement) will be cancelled and converted into the right to receive shares of common stock, par value $0.0001 per share, of the Company (“Common Stock”) equal to the Exchange Ratio (the “Per Share Merger Consideration”). The “Exchange Ratio” means the quotient of (a) the Aggregate Closing Merger Consideration divided by (b) the Company Fully Diluted Capital Stock. The “Aggregate Closing Merger Consideration” means a number of shares of Common Stock equal to the quotient of (a) the Aggregate Closing Merger Consideration Value divided by (b) $10.00. The “Aggregate Closing Merger Consideration Value” means (a) $205,000,000, plus (b) the sum of the exercise prices of all Apexigen Options (as defined below) outstanding immediately prior to the Effective Time. The Company Fully Diluted Capital Stock means, without duplication, the sum of (a) the aggregate number of shares of Apexigen Capital Stock that are issued and outstanding as of immediately prior to the Effective Time (including shares issued upon the exercise or conversion of Apexigen Options and warrants of Apexigen, in each case prior to the Effective Time, (b) the aggregate number of shares of Apexigen Common Stock (as defined below) issuable upon conversion of all issued and outstanding shares of preferred stock of Apexigen immediately prior to the Effective Time, (c) the aggregate number of shares of Apexigen Capital Stock issuable upon full exercise or conversion of all Apexigen Options and warrants to purchase Apexigen Capital Stock (“Apexigen Warrants”) outstanding as of immediately prior to the Effective Time, in each case, on a fully-diluted, as converted-to-Apexigen
Common Stock basis.
In addition, at the Effective Time, each outstanding option to purchase shares of Apexigen common stock, par value $0.001 per share (“Apexigen Common Stock,” and each such option, a “Apexigen Option”), whether vested or unvested, will be assumed by the Company and converted into an option to purchase a number of shares of Common Stock (such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Apexigen Common Stock subject to such Apexigen Option immediately prior to the Effective Time and (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Apexigen Option immediately prior to the Effective Time divided by (B) the Exchange Ratio. Except as specifically provided above or as agreed to in writing with any holder of an Apexigen Option, following the Effective Time, each Exchanged Option will continue to be governed by the same vesting and exercisability terms and otherwise substantially similar terms and conditions as were applicable to the corresponding former Apexigen Option immediately prior to the Effective Time.
The closing of the Business Combination (the “Closing”) will occur as promptly as practicable, but in no event later than three Business Days, after the satisfaction or, if permissible, waiver of the conditions set forth in the Business Combination Agreement. The Closing is not assured and is subject to significant risks and uncertainties (see “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination and Post-Business Combination Risks”). The accounting treatment for the Business combination is still under evaluation and has not yet been determined.
Pursuant to the terms of the Business Combination Agreement, the Company is required to use its reasonable best efforts to cause the Common Stock to be issued in connection with the Business Combination to be approved for listing on the Nasdaq Stock Market LLC at the time of the Closing.
Upon the Closing of the Business Combination, the Company will be renamed “Apexigen, Inc.” (the “Post-Combination Company”).
The Business Combination Agreement contains customary representations and warranties of the parties thereto with respect to, among other things, (a) entity organization, formation and authority, (b) capitalization, (c) authorization to enter into the Business Combination Agreement, (d) licenses and permits, (e) taxes, (f) financial statements, (g) real property, (h) material contracts, (i) title to assets, (j) absence of changes, (k) employee matters, (l) compliance with laws, (m) litigation, (n) transactions with affiliates and (o) regulatory matters.
The Business Combination Agreement includes customary covenants of the parties with respect to the operation of their respective businesses prior to the consummation of the Business Combination and efforts to satisfy the conditions to consummation of the Business Combination. The Business Combination Agreement also contains additional covenants of the parties, including, among others, covenants providing for the Company and Apexigen to use their reasonable best efforts to obtain all permits, consents, approvals, authorizations, qualifications and orders of Governmental Authorities and parties to contracts with Apexigen and its subsidiaries as set forth in the Business Combination Agreement necessary for the consummation of the Business Combination and to fulfill the conditions to the Merger, and for the preparation and filing of a registration statement on Form
S-4
relating to the Merger and containing a proxy statement of the Company.
In connection with the Merger, in addition to the assumption of the 2010 Equity Stock Incentive Plan of Apexigen, the 2020 Equity Incentive Plan of Apexigen and the Exchanged Options as provided in the Business Combination Agreement, the Company will adopt, prior to the Closing and subject to the approval of the stockholders of the Company, an equity incentive award plan (the “Equity Plan”) for the Post-Combination Company with an award pool of Common Stock equal to (i) 12% of the number of shares of Common Stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), plus (ii) the number of shares of Common Stock added pursuant to automatic annual increases to such share reserve, beginning with the 2023 fiscal year of the Post-Combination Company, with the number of shares added to the share reserve pursuant to each such annual increase equal to the lesser of (x) 15% of the outstanding shares of the Post-Combination Company’s capital stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), (y) 5% of the total number of shares of all classes of Common Stock outstanding on the last day of the immediately preceding fiscal year of the Post-Combination Company, and (z) a lesser number of shares of Common Stock determined by the administrator of the Equity Plan no later than the last day of the immediately preceding fiscal year of the Post-Combination Company.
In addition, the Company will adopt, prior to Closing and subject to the approval of the stockholders of the Company, an employee stock purchase plan for the Post-Combination Company with a number of shares of Common Stock reserved for issuance equal to (i) 1.2% of the fully diluted shares of Common Stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), plus (ii) shares added pursuant to automatic annual increases to such share reserve, beginning with the 2023 fiscal year of the Post-Combination Company, with the number of shares added to the share reserve pursuant to each such annual increase equal to the lesser of (x) 2.5% of the outstanding shares of the Post-Combination Company’s capital stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), (y) 1% of the total number of shares of all classes of Common Stock outstanding on the last day of the immediately preceding fiscal year of the Post-Combination Company, and (z) a lesser number of shares of Common Stock determined by the administrator of such plan no later than the last day of the immediately preceding fiscal year of the Post-Combination Company.
The consummation of the Business Combination is subject to the receipt of the requisite approval of the stockholders of each of the Company and Apexigen, and the fulfillment of certain other conditions, as described in greater detail below. Under the terms of the Business Combination Agreement, the obligations of Apexigen, the Company and Merger Sub to consummate the Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of the following conditions: (i) the Written Consent of the stockholders of Apexigen shall have been delivered to the Company; (ii) the Company Proposals shall have been approved and adopted by the requisite affirmative vote of the stockholders of the Company in accordance with the Proxy Statement, the Delaware General Corporation Law, the Company Organizational Documents and the rules and regulations of the Nasdaq Stock Market LLC; (iii) all required filings under the Hart-Scott-Rodino Antitrust Improvements Act of 1979, as amended (the “HSR Act”) shall have been completed and any applicable waiting period (and any extension thereof) applicable to the consummation of the Business Combination under the HSR Act shall have expired or been terminated, and any pre-Closing
approvals or clearances reasonably required thereunder shall have been obtained; (iv) no Governmental Authority shall have enacted, issued, promulgated, enforced or entered any Law, rule, regulation, judgment, decree, executive order or award which is then in effect and has the effect of making the Business Combination illegal or otherwise prohibiting consummation of the Business Combination; (v) all consents, approvals and authorizations set forth in the Business Combination Agreement shall have been obtained from and made with all Governmental Authorities; (vi) the Registration Statement shall have been declared effective under the Securities Act, no stop order suspending the effectiveness of the Registration Statement shall be in effect, and no proceedings for purposes of suspending the effectiveness of the Registration Statement shall have been initiated or threatened by the SEC; and (vii) upon the Closing, and after giving effect to the Redemption Rights, the Company shall have net tangible assets of at least $5,000,001 (excluding assets of Apexigen).
Additionally, under the terms of the Business Combination Agreement, the obligations of the Company and Merger Sub to consummate the Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of, among other customary closing conditions, the following conditions: (i) no Company Material Adverse Effect shall have occurred between the date of the Business Combination Agreement and the Closing Date; (ii) the PIPE Subscription Agreements shall be in full force and effect and nothing shall exist that would impair the Private Placements occurring in connection with the Closing to the extent not yet having been consummated; and (iii) the Equity Purchase Agreement shall be in full force and effect and nothing shall exist that would materially impair the equity line of credit from being available to the Company in accordance with its terms following the Closing.
Additionally, under the terms of the Business Combination Agreement, the obligations of Apexigen to consummate the Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of, among other customary closing conditions, the following conditions: (i) no the Company Material Adverse Effect shall have occurred between the date of this Agreement and the Closing Date; (ii) a supplemental listing application shall have been filed with the Nasdaq Stock Market LLC, as of the Closing Date, to list the shares constituting the Aggregate Closing Merger Consideration; (iii) the Subscription Agreements shall be in full force and effect and nothing shall exist that would impair the Private Placements occurring in connection with the Closing to the extent not yet having been consummated; and (iv) the Equity Purchase Agreement shall be in full force and effect and nothing shall exist that would materially impair the equity line of credit from being available to the Surviving Corporation in accordance with its terms following the Closing.
The Business Combination Agreement allows the parties to terminate the agreement if certain conditions described in the Business Combination Agreement are satisfied, including if the Effective Time has not occurred by October 31, 2022 (the “Outside Date”). Additionally, under the Business Combination Agreement, the Company is allowed to terminate the Business Combination Agreement if Apexigen fails to deliver (a) the
Stockholder Support Agreement (as defined below) signed by the holders of at least 50.1% of the Apexigen Capital Stock within 30 days of the date of the Business Combination Agreement or (b) the Written Consent of the stockholders of Apexigen at least 10 Business Days prior to the BCAC Stockholders’ Meeting.
Stockholder Support Agreement
The Company, Apexigen and the Key Company Stockholders, concurrently with the execution and delivery of the Business Combination Agreement, have entered into the Stockholder Support Agreement (the “Stockholder Support Agreement”), pursuant to which such Key Company Stockholders have agreed, among other things, to vote all of their shares of Apexigen Capital Stock in favor of the Business Combination Agreement and the Business Combination, including the Merger. The foregoing description of the Stockholder Support Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the actual agreement, a copy of which is filed with this Current Report as Exhibit 10.1, and the terms of which are incorporated herein by reference.
Registration Rights and
Lock-Up
Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, the Company and certain stockholders of Apexigen (the “Holders”) have entered into a Registration Rights and
Lock-Up
Agreement (the “Registration Rights and
Lock-Up
Agreement”). Pursuant to the terms of the Registration Rights and
Lock-Up
Agreement, the Company will be obligated to file a registration statement to register the resale of certain shares of Common Stock held by the Holders. In addition, pursuant to the terms of the Registration Rights and
Lock-Up
Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Holders may demand at any time or from time to time, that the Post-Combination Company file a registration statement on Form
S-1
or Form
S-3
to register certain shares of Common Stock held by such Holders. The Registration Rights and
Lock-Up
Agreement will also provide the Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.
In addition, subject to certain exceptions, each of the Holders will not Transfer (as such term is defined in the Registration Rights and
Lock-Up
Agreement) (A) half of any shares of the Company Securities (as such term is defined in the Registration Rights and
Lock-Up
Agreement) beneficially owned or otherwise held by such Holder until the earlier of (i) six months after the date of the Closing or (ii) the date on which, subsequent to the Business Combination, the reported closing price of one share of Common Stock quoted on Nasdaq, or the NYSE or NYSE American, as applicable, equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like occurring after the Closing) for any 20 trading days within any 30 trading day period commencing after the Closing, and (B) for the remaining half of any such shares of the Company Securities beneficially owned or otherwise held by such Holder until the date that is six months after the date of the Closing; or, in either case, the date following the completion of the Business Combination on which the Post-Combination Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Post-Combination Company’s stockholders having the right to exchange their shares of the Company Securities for cash, securities or other property.
Sponsor Support Agreement
The Company and the Sponsor, concurrently with the execution and delivery of the Business Combination Agreement, have entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed, among other things, (A) to vote (or execute and return an action by written consent), or cause to be voted at the BCAC Stockholders’ Meeting (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Common Stock in favor of the approval and adoption of the Business Combination Agreement and approval of the Business Combination, including the Merger, (B) to comply with the lock-up
provisions provided for in the Letter Agreement previously entered into between the Company and the Sponsor, and (C) to forfeit certain shares of Common Stock held by the Sponsor in the event the BCAC Related Funds Amount at Closing is less than twenty million dollars ($20,000,000). The foregoing description of the Sponsor Support Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the actual agreement, a copy of which is filed with this Current Report as Exhibit 10.3, and the terms of which are incorporated herein by reference.
PIPE Subscription Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “PIPE Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which, among other things, the Company agreed to issue and sell, in a private placement to close immediately prior to or concurrently with, and contingent upon, the closing of the Business Combination (the “Closing”), units with each unit consisting of one share of common stock and one-half of one warrant (the “PIPE Unit”), at a purchase price of at least fifteen million dollars ($15,000,000) (at a $10.00 per unit price) to the PIPE Investors (the “PIPE Financing Commitment”). Each whole warrant within the PIPE Units (the “Post-IPO Warrant”) entitles the holder to purchase one share of common stock at a price of $11.50 per share, during the period commencing 30 days after the Closing and terminating on the five year anniversary of the Closing. Post-IPO Warrants shall have the same terms and be in the same form as the Public Warrants. The obligations to consummate the subscription are conditioned upon, among other things, all conditions precedent to the closing of the transactions contemplated by the Business Combination Agreement having been satisfied or waived, and the closing of the transaction contemplated by the PIPE Subscription Agreement occurring concurrently with the closing of the transactions contemplated by the Business Combination Agreement.
Equity Line of Credit Purchase Agreement and Registration Rights Agreement
In connection with the execution of the Business Combination Agreement, the Company, Apexigen and Lincoln Park Capital Fund, LLC (“Lincoln Park”) have concurrently entered into a Purchase Agreement dated March 17, 2022 (the “Purchase Agreement”) to establish an equity line of credit. In conjunction with the entry into the Purchase Agreement, the Company, Apexigen and Lincoln Park have also entered into a Registration Rights Agreement dated March 17, 2022 (the “Registration Rights Agreement”).
Pursuant to the terms of the Purchase Agreement, following consummation of the Merger and upon satisfaction of the conditions set forth in the Purchase Agreement, the Post-Combination Company has the right, but not the obligation, to direct Lincoln Park by delivering a notice (the “Regular Purchase Notice”) to purchase up to five hundred thousand dollars ($500,000) of Common Stock (the “Regular Purchase Share Limit”), at the lower of (a) the lowest trading price of the Common Stock on Nasdaq on the date of purchase and (b) the arithmetic average of the three (3) lowest closing sales prices of the Common Stock on the Nasdaq during the

10 business days ending on the business day immediately preceding the date of purchase; provided, however, that (i) the Regular Purchase Share Limit shall be increased to up to seven hundred fifty thousand dollars ($750,000) of Common Stock if the closing price of the Common Stock on Nasdaq is not below $10.00 on the date of purchase (as appropriately adjusted for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split or other similar transaction), and (ii) the Regular Purchase Share Limit shall be increased to up to one million dollars ($1,000,000) of Common Stock if the closing price of the Common Stock on Nasdaq is not below $12.50 on the date of purchase. The Post-Combination Company may direct Lincoln Park to make such purchases as often as every business day so long as (x) the closing price of the Common Stock is not less than $3.00 (as adjusted for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split or other similar transaction, in which case the price shall mean the lower of such price and $3.00), and (y) the Post-Combination Company has not failed to deliver freely tradeable shares of Common Stock for all other purchases under the Purchase Agreement. Any such purchase made as described in this paragraph shall be referred to as a “Regular Purchase.”
In addition to Regular Purchases, following consummation of the Merger and upon satisfaction of the conditions set forth in the Purchase Agreement, on the same business day as a Regular Purchase Notice is delivered to
Lincoln Park, the Post-Combination Company has the right, but not the obligation, to direct Lincoln Park to purchase additional shares of Common Stock (an “Accelerated Purchase”) in an amount equal to the Accelerated Purchase Share Amount (as hereinafter defined) at a price equal to ninety-five percent (95%) of the lower of (i) the volume weighted-average price (“VWAP”) for the period beginning at 9:30:01 a.m., Eastern time, on the applicable date of purchase, or such other time publicly announced by Nasdaq as the official open of trading on such market on such date, and ending at the earlier of (A) 4:00 p.m., Eastern time, on such date, (B) such time, from and after the time requested for such purchase, that the total number (or volume) of shares of Common Stock traded on Nasdaq has exceeded that number of shares of Common Stock equal to (i) the applicable Accelerated Purchase Share Amount (as hereinafter defined), divided by 30%, and (C) such time that the sale price on Nasdaq on such date has fallen below any minimum per share price threshold set forth in the applicable notice from the Post-Combination Company, and (ii) the closing sale price of the Common Stock on such date of purchase. The “Accelerated Purchase Share Amount” means the number of shares of Common Stock not exceeding the lesser of (a) 300% of the number of shares of Common Stock directed by the Post-Combination Company to be purchased by Lincoln Park pursuant to the corresponding Regular Purchase Notice for the corresponding Regular Purchase, and (b) an amount equal to (x) 30% multiplied by (y) the total number of shares of Common Stock traded on Nasdaq during the period on the applicable purchase date beginning at the time on the date of such purchase that trading of such shares commences and ending at the time at which the sale price for such shares of Common Stock has fallen below any minimum share price threshold set forth in the purchase notice provided by the Post-Combination Company.
Beginning one business day after consummation of the Merger, in addition to Regular Purchases and Accelerated Purchases, the Company shall also have the right, but not the obligation, to direct Lincoln Park to purchase additional shares of Common Stock (an “Additional Accelerated Purchase”) in an amount equal to the Additional Accelerated Purchase Share Amount (as hereinafter defined) at a price equal to 95% of the lower of (i) the VWAP for the period on the applicable date of purchase beginning (the “Additional Accelerated Purchase Commencement Time”) at the latest of (A) the time at which the sale price for any corresponding Accelerated Purchase has fallen below any minimum share price threshold set forth in the purchase notice provided by the Post-Combination Company for such Acceleration Purchase, (B) the applicable Additional Accelerated Purchase Termination Time with respect to the most recently completed prior Additional Accelerated Purchase on such date, as applicable, and (C) the time at which all shares of Common Stock subject to any prior Accelerated Purchases and Additional Accelerated Purchases (including those effected on the same business day) have been received by Lincoln Park and are freely tradeable, and ending (the “Additional Accelerated Purchase Termination Time”) on the earliest of (X) 4:00 p.m. Eastern time on such date or such other time publicly announced by Nasdaq as the official close of trading on such date, (Y) such time that the total number (or volume) of shares of Common Stock traded on Nasdaq has exceeded the number of shares of Common Stock equal to the amount of shares to be purchased pursuant to the applicable request by the Post-Combination Company hereunder divided by 30%, and (Z) such time that the sale price for the Common Stock on Nasdaq has fallen below any minimum share price threshold set forth in the applicable purchase notice provided by the Company. The “Additional Accelerated Purchase Share Amount” means the number of shares of Common Stock directed by the Company to be purchased by Lincoln Park under this paragraph which shall not exceed the lesser of (1) 300% of the number of shares of Common Stock directed by the Post-Combination Company to be purchased by Lincoln Park as a Regular Purchase on such date, and (2) an amount equal to 30% multiplied by the total number of shares of Common Stock traded on Nasdaq during the period on such date beginning at the Additional Accelerated Purchase Commencement Time for such Additional Accelerated Purchase and ending at the Additional Accelerated Purchase Termination Time for such Additional Accelerated Purchase.
Notwithstanding anything to the contrary in the Purchase Agreement, Lincoln Park shall not be required to purchase or acquire any shares of Common Stock under the Purchase Agreement which would, when aggregated with all other shares of Common Stock beneficially owned by Lincoln Park and its affiliates, result in the beneficial ownership by Lincoln Park and its affiliates of more than 4.99% of the then issued and outstanding shares of Common Stock.
In consideration for entering into the Purchase Agreement, the Post-Combination Company is required to issue to Lincoln Park, on the date of the Closing, 150,000 shares of Common Stock, and on the date that is 90 days after the Closing, $1,500,000 of shares of Common Stock at a price equal to the arithmetic average of the closing sale price for the Common Stock on Nasdaq during the 10 consecutive business days immediately preceding the issuance of such shares; provided, that in no event shall the amount of such shares exceed 500,000. Pursuant to the terms of the Registration Rights Agreement, a copy of which is filed herewith as Exhibit 10.6, within 30 days of the Closing, the Post-Combination Company shall file with the SEC a new registration statement covering the resale of any shares of Common Stock purchased or otherwise acquired by Lincoln Park under the terms of the Purchase Agreement.
The proceeds received by the Post-Combination Company from Lincoln Park under the Purchase Agreement may be used for any corporate purpose at the sole discretion of the Post-Combination Company. The Post-Combination Company is further prohibited from effecting or entering into an agreement to effect any issuance by the Post-Combination Company or any of its subsidiaries of Common Stock involving an equity line of credit or substantially similar transaction whereby an investor is irrevocably bound to purchase securities over a period of time from the Post-Combination Company at a price based on the market price of the Common Stock at the time of purchase. The Purchase Agreement shall automatically terminate on the date that the Post-Combination Company sells shares of Common Stock to Lincoln Park in an aggregate amount of $50,000,000, or if the Business Combination Agreement is terminated or the Merger is not consummated by the Outside Date. The Purchase Agreement may also be terminated in certain circumstances, including in connection with a bankruptcy filing by the Post-Combination Company or at any time after the Closing by the Post-Combination Company.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Brookline Capital Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated in Delaware and formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (“Business Combination”). Although the Company has not yet identified a Business Combination target and may pursue an initial Business Combination target in any business or industry, the Company intends to focus its search on companies in the life sciences industry.
As of December 31, 2021, the Company had not yet commenced operations. All activity for the period from May 27, 2020 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and identifying a target Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The Company’s Sponsor is Brookline Capital Holdings, LLC, a Delaware limited liability company (the “Sponsor”), an affiliate of Brookline Capital Markets, a division of Arcadia Securities, LLC (“Brookline”). The registration statement for the Company’s Initial Public Offering was declared effective on January 28, 2021. On February 2, 2021, the Company consummated its Initial Public Offering of 5,750,000 units (the “Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), including 750,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $1.3 million.
Simultaneously with the closing of the Initial Public Offering, the Company consummated a private placement (“Private Placement”) of 247,000 private placement units (each, a “Private Placement Unit” and collectively, the “Private Placement Units”) at a price of $10.00 per unit to the Sponsor, generating proceeds of approximately $2.5 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, approximately $58.1 million ($10.10 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) in the United States maintained by Continental Stock Transfer & Trust Company, as trustee, and will be invested only in U.S “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders of Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). These Public Shares were recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the Business Combination is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with the Business Combination, the holders of the Founder Shares (as defined in Note 4) prior to this Initial Public Offering (the “Initial Stockholders”) have agreed to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of the Business Combination. In addition, the Initial Stockholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. The Company has agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.
Notwithstanding the foregoing, the Company’s Amended and Restated Certificate of Incorporation provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the shares of common stock sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, executive officers, directors and director nominees agreed not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
If a Business Combination has not been consummated within 15 months from the closing of the Initial Public Offering, or May 2, 2022 and thereafter extending on a monthly basis up to November 2, 2022, provided that our Sponsor or its designee must deposit into the Trust Account for every additional month beyond
15 months
(or May 2, 2022), funds equal to the product of (x) $0.033 multiplied by (y) that number of shares of

Common Stock included as part of the units sold in the IPO and not otherwise redeemed) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price,

payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account
and
not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Initial Stockholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10 per share initially held in the Trust Account.
The Company will seek to have all third parties and any prospective target businesses enter into valid and enforceable agreements with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account. Nevertheless, there is no guarantee that vendors, service providers and prospective target businesses will execute such agreements. The Sponsor agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.10 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters in the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Sponsor may not be able to satisfy its indemnification obligations. Moreover, the Sponsor will not be liable to the Public Stockholders and instead will only have liability to the Company.
Going Concern
As of December 31, 2021, the Company had approximately $217,000 in its operating bank account and working capital of approximately $126,000 (not taking into account approximately $82,000 in tax obligations that may be paid using investment income earned in the Trust Account).
The Company’s liquidity needs to date have been satisfied through a payment of $25,000 from the Sponsor to pay for certain offering costs in exchange for issuance of the Founder Shares, the loan under the Note of approximately $116,000 (as defined in Note 4), and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note on February 2, 2021. In addition, in order to finance transaction costs in connection with an initial Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of December 31, 2021, there were no amounts outstanding under any Working Capital Loans.
Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties.
The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.
The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate, May 2, 2022. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern
.
Risks and Uncertainties
Risks and Uncertainties Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.